TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Revenues (to affiliated company-U.S. Quartz		[1]		[1]	$ 12,833	[1]
Cost of revenues	8,792		6,147		14,720
Research and development	211		301		347
Selling and marketing	632		682		806
General and administrative	1,649		3,053		6,169
Finance expenses, net	$ 671		$ 236		$ 29

[1]	Through the acquisition date on May 18, 2011.